FT Vest Bitcoin Strategy & Target Income ETF Investment Objectives and Goals - FT Vest Bitcoin Strategy & Target Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Bitcoin Strategy & Target Income ETF seeks to deliver partial participation in the returns of bitcoin while providing a high level of income.